27. INTEREST IN OTHER ENTITIES	12 Months Ended
Dec. 31, 2017
Interest In Other Entities
INTEREST IN OTHER ENTITIES

The significant subsidiaries, associates and joint operations of the Company at December 31, 2017 are listed below.

	Place			2017
	Of	Entity	Ownership	Participating	Accounting
	Business	Type (1)	Interest (2)	Interest (3)	Method (4)
Subsidiaries
Denison Mines Inc.	Canada		100.00%	N/A	Consolidation
Denison AB Holdings Corp.	Canada		100.00%	N/A	Consolidation
Denison Waterbury Corp	Canada		100.00%	N/A	Consolidation
9373721 Canada Inc.	Canada		100.00%	N/A	Consolidation
Denison Mines (Bermuda) I Ltd	Bermuda		100.00%	N/A	Consolidation

Associates
GoviEx Uranium Inc.	Africa		18.72%	N/A	Equity Method

Joint Operations
Waterbury Lake Uranium Corp	Canada	JO-1	60.00%	100%	Voting Share
Waterbury Lake Uranium LP	Canada	JO-1	64.22%	100%	Voting Share
McClean Joint Venture Agreement	Canada	JO-2	22.50%	22.50%	Proportionate Share
Midwest Joint Venture Agreement	Canada	JO-2	25.17%	25.17%	Proportionate Share
Wheeler River	Canada	JO-2	63.30%	75.00%	Proportionate Share
Mann Lake	Canada	JO-2	30.00%	30.00%	Proportionate Share
Wolly	Canada	JO-2	21.89%	Nil%	Proportionate Share

(1)	Joint operations are further subdivided into the following two entity types: JO-1=Joint Operations having joint control as defined by IFRS 11; and JO-2=Joint Operations not having joint control and beyond the scope of IFRS 11;
(2)	Ownership Interest represents Denison’s percentage ownership / voting interest in the entity or contractual arrangement;
(3)	Participating interest represents Denison’s percentage funding contribution to the particular joint operation arrangement. This percentage can differ from voting interest in instances where other parties to the arrangement have carried interests in the arrangement and / or are earning-in or diluting their voting interest in the arrangement; and
(4)	Voting share or proportionate share is where Denison accounts for its share of assets, liabilities, revenues and expenses of the arrangement in relation to its voting interest or participating interest, respectively.

WLUC and WLULP were acquired by Denison as part of the Fission Energy Corp acquisition in April 2013. Denison uses its voting interest to account for its share of assets, liabilities, revenues and expenses for these joint operations. In 2017, Denison funded 100% of the activities in these joint operations pursuant to the terms of an agreement that allows it to approve spending for the WLULP without having the required 75% of the voting interest (see note 24).